Short-Term Debts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-Term Debts [Abstract]
Short-term debts interest rate percentage		1.55%
Interest expenses	$ 33,020	$ 183	$ 543	$ 506
Weighted average interest rates of short-term debts		1.55%